Loans to/(From) Related Parties (Details) R in Millions, $ in Millions	Dec. 29, 2020 ZAR (R)	Dec. 29, 2020 USD ($)
Loans To From Related Parties Table [Abstract]
Loan amount	R 884.2	$ 58.5
Interest rate	1.25%	1.25%